US Bank Tower

633 West 5th Street, Suite 4900

Los Angeles, CA 90071-2032

+1 213 808 5700 Main

+1 213 808 5760 Fax

www.dechert.com

CEPHAS CHEN

cephas.chen@dechert.com

+1 213 808 5723 Direct

+1 213 808 5760 Fax

May 5, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 926 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Managed Futures Strategy Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs U.S. Tax-Managed Equity Fund, Goldman Sachs Real Estate Securities Fund and Goldman Sachs Global Infrastructure Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 29, 2025.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 213.808.5723.

Very truly yours,

/s/ Cephas Chen
Cephas Chen